Financial Instruments - Fair Value Gains and Losses from Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	$ 201	$ 432
Fair Value Gain (Loss) Through Equity	(11)	(6)
Foreign exchange contracts [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	11	(7)
Cross-currency interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	107	19
Fair Value Gain (Loss) Through Equity	(11)	(6)
Forward interest rate swaps - cash flow hedges [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	1	1
Warrants [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain (Loss) Through Earnings	$ 82	$ 419